BORROWINGS - Schedule of Composition of Non-Recourse Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($) year	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (86)	$ (69)
Less: Current portion	(2,772)	(1,282)
Non-recourse borrowings	15,362	13,675
Associates And Parent
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0	$ 13
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.90%	6.90%
Term (years) | year	6	8
Carrying value	$ 15,350	$ 13,844
Estimated fair value	15,362	13,675
Add: Unamortized premiums (discounts)	9	6	$ (77)
Less: Unamortized financing fees	(95)	(75)
Less: Current portion	(2,772)	(1,282)
Non-recourse borrowings	12,492	$ 12,493
Total borrowings	15,350
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,772
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	857
Non-recourse borrowings | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,106
Non-recourse borrowings | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,679
Non-recourse borrowings | 2030
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,617
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 5,319
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.50%	7.70%
Term (years) | year	5	6
Carrying value	$ 9,310	$ 7,599
Estimated fair value	9,368	$ 7,555
Total borrowings	9,310
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,872
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	540
Non-recourse borrowings | Hydroelectric | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,089
Non-recourse borrowings | Hydroelectric | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,045
Non-recourse borrowings | Hydroelectric | 2030
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,599
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,165
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	5.90%
Term (years) | year	7	8
Carrying value	$ 2,114	$ 2,004
Estimated fair value	2,103	$ 1,943
Total borrowings	2,114
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	269
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	96
Non-recourse borrowings | Wind | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	482
Non-recourse borrowings | Wind | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	272
Non-recourse borrowings | Wind | 2030
Disclosure of detailed information about borrowings [line items]
Total borrowings	478
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 517
Non-recourse borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.90%	6.10%
Term (years) | year	9	11
Carrying value	$ 3,926	$ 3,514
Estimated fair value	3,891	$ 3,484
Total borrowings	3,926
Non-recourse borrowings | Utility-scale solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	631
Non-recourse borrowings | Utility-scale solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	221
Non-recourse borrowings | Utility-scale solar | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	535
Non-recourse borrowings | Utility-scale solar | 2029
Disclosure of detailed information about borrowings [line items]
Total borrowings	362
Non-recourse borrowings | Utility-scale solar | 2030
Disclosure of detailed information about borrowings [line items]
Total borrowings	540
Non-recourse borrowings | Utility-scale solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,637
Non-recourse borrowings | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.00%	5.10%
Term (years) | year	0	9
Carrying value	$ 0	$ 727
Estimated fair value	0	693
Subscription facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1	$ 1